Basis of Presentation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			9 Months Ended		12 Months Ended
	Apr. 07, 2016	May 15, 2015	Apr. 13, 2016	Jan. 25, 2016	Sep. 19, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Basis of Presentation [Line Items]
Accumulated deficit						$ (67,794)		$ (57,591)	$ (47,827)
Net Cash Used in Operating Activities						(9,398)	$ (5,250)	(8,072)	(4,725)
Stock Issued During Period, Shares, New Issues			6,500,000
Cash and Cash Equivalents, at Carrying Value, Total						$ 12,422	$ 21,893	$ 23,014	$ 9,494	$ 3,590
Common Stock, Par or Stated Value Per Share						$ 0.001		$ 0.001	$ 0.001
Class Of Warrants Or Rights Exercised								1,904,000	1,711,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0	$ 1.63	$ 1.38
Stockholders [Member]
Basis of Presentation [Line Items]
Stock Issued During Period, Shares, Other	6,500,000							6,500,000
Aspire Capital Fund, LLC 2014 [Member]
Basis of Presentation [Line Items]
Stock Issued During Period, Shares, New Issues					1,136,354			681,818
Stock Issued During Period, Shares, Other						150,000		150,000
Aspire Capital Fund, LLC 2014 [Member] | Maximum [Member]
Basis of Presentation [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 15,000
Term Of Stock Purchase Agreement		3 years
Aspire Capital Fund Llc [Member]
Basis of Presentation [Line Items]
Stock Issued During Period, Shares, Other		200,000
Aspire Capital Fund Llc [Member] | Maximum [Member]
Basis of Presentation [Line Items]
Sale of Stock, Consideration Received on Transaction		$ 15,000
iBio CMO [Member] | Eastern [Member]
Basis of Presentation [Line Items]
Stock Issued During Period, Shares, New Issues				3,500,000
Stock Issued During Period, Shares, Acquisitions				10,000,000				10,000,000
Common Stock, Par or Stated Value Per Share						$ 0.622		$ 0.622
Class Of Warrants Or Rights Exercised				1,784,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.53
Proceeds From Capitalization Received				$ 15,000
Stock Issued During Period, Value, Acquisitions				$ 7,200		$ 10,000